Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Income Statement [Abstract]
General and administrative expenses	$ 847,144	$ 1,256,713
General and administrative expenses - related party	60,000	80,000
Total operating expenses	(907,144)	(1,336,713)
Other income (expense):
Loss upon issuance of private placement warrants	(8,689)	(8,689)
Change in fair value of derivative warrant liabilities	(16,391,030)	(16,076,780)
Offering costs - derivative warrant liabilities	(54,499)	(605,594)
Net gain from investments held in Trust Account	13,371	14,815
Net loss	$ (17,347,991)	$ (18,012,961)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares)	31,599,183	31,713,657
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0	$ 0
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares)	15,687,865	12,676,421
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share)	$ (1.11)	$ (1.42)